CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 3,923	¥ 24,320	¥ 23,403	¥ 8,649
Foreign currency translation:
Change in unrealized gains	9	52	538	455
Less: reclassification adjustment for gains recorded in net income			(14)
Net change	9	52	524	455
Available-for-sale investment securities:
Change in unrealized (losses) gains	500	3,102	306	(9)
Less: reclassification adjustment for gains recorded in net income			(13)
Net change	500	3,102	293	(9)
Interest rate swaps under hedge accounting:
Change in unrealized gains (losses)	(6)	(36)	36
Other comprehensive income	503	3,118	853	446
Total comprehensive income	4,426	27,438	24,256	9,095
Less: total comprehensive income attributable to noncontrolling interests	(9)	(56)	(90)	(117)
Total comprehensive income attributable to Alibaba Group Holding Limited	$ 4,417	¥ 27,382	¥ 24,166	¥ 8,978